Contingencies (Details Narrative) $ in Thousands	1 Months Ended
	May 28, 2018 USD ($)	May 28, 2018 CAD ($)	Jul. 22, 2022 USD ($)	Jul. 22, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Dispute Regarding Funding And Fulfilment	$ 655	$ 830
2014 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities			$ 299	$ 386
2015 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities			$ 302	$ 389